Concentrations of Credit Risk and Major Customers and Suppliers (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Dalian Huarui [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	43.35%	53.96%
Heilongjiang Binteer [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage			45.31%